Segment Information (Tables)	12 Months Ended
Sep. 30, 2011
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

Net Sales	2011	2010	2009
Personal Care	$2,449.7	$2,048.6	$1,890.3
Household Products	2,196.0	2,199.7	2,109.5
Total net sales	$4,645.7	$4,248.3	$3,999.8

	2011	2010	2009
Operating Profit
Personal Care	$408.4	$366.6	$341.1
Household Products	410.6	451.1	398.6
Total operating profit	819.0	817.7	739.7
General corporate and other expenses	(119.9)	(108.4)	(97.4)
Household Products restructuring	(79.0)	—	—
ASR transaction costs/integration	(13.5)	(0.5)	—
Venezuela devaluation/other impacts	(1.8)	(18.3)	—
Cost of early debt retirements	(19.9)	—	—
VERO/RIF	—	—	(38.6)
PTO policy change	—	—	24.1
Acquisition inventory valuation	(7.0)	—	(3.7)
Amortization	(21.3)	(13.6)	(13.1)
Interest and other financing items	(150.6)	(133.5)	(165.7)
Total earnings before income taxes	$406.0	$543.4	$445.3

Depreciation and Amortization
Personal Care	$78.9	$57.9	$50.9
Household Products	63.5	65.8	65.6
Total segment depreciation and amortization	142.4	123.7	116.5
Corporate	38.9	15.5	13.9
Total depreciation and amortization	$181.3	$139.2	$130.4

Total Assets
Personal Care	$1,318.0	$1,156.6
Household Products	1,257.5	1,299.1
Total segment assets	2,575.5	2,455.7
Corporate	734.4	841.6
Goodwill and other intangible assets, net	3,353.5	3,090.6
Total assets	$6,663.4	$6,387.9

Capital Expenditures
Household Products	$61.0	$69.2	$80.8
Personal Care	36.6	38.2	56.9
Total segment capital expenditures	97.6	107.4	137.7
Corporate	0.4	1.3	2.0
Total capital expenditures	$98.0	$108.7	$139.7

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Geographic segment information on a legal entity basis:

	2011	2010	2009
Net Sales to Customers
United States	$2,341.9	$2,196.8	$2,100.1
International	2,303.8	2,051.5	1,899.7
Total net sales	$4,645.7	$4,248.3	$3,999.8

Long-Lived Assets
United States	$615.6	$532.3
Germany	93.3	106.2
Singapore	81.7	79.6
Other International	126.7	149.7
Total long-lived assets	$917.3	$867.8

Revenue from External Customers by Products and Services [Table Text Block]
Supplemental product information is presented below for net sales:

	2011	2010	2009
Net Sales
Wet Shave	$1,637.4	$1,265.1	$1,118.1
Alkaline batteries	1,311.7	1,327.9	1,264.3
Other batteries and lighting products	884.3	871.8	845.2
Skin Care	417.6	383.0	364.0
Feminine Care	195.1	198.8	214.1
Infant Care	198.0	201.7	194.1
Other personal care products	1.6	—	—
Total net sales	$4,645.7	$4,248.3	$3,999.8